UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

            Investment Company Act file number 811-04636
                                              ---------------------

                                 THE GALAXY FUND
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Financial Center
                                BOSTON, MA 02111
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Bruce McConnel, Esq.
                           Drinker Biddle & Reath LLP
                     One Logan Square, 18th & Cherry Streets
                           PHILADELPHIA, PA 19103-6996
             ------------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                            Glen P. Martin, President
                       c/o Columbia Management Group, Inc
                              One Financial Center
                                BOSTON, MA 02111
             ------------------------------------------------------

        Registrant's telephone number, including area code: 866-840-5469
                                                           -------------

                    Date of fiscal year end: OCTOBER 31, 2004
                                           ------------------

                     Date of reporting period: JULY 31, 2004
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


GALAXY PRIME RESERVES
PORTFOLIO OF INVESTMENTS
JULY 31, 2004  (UNAUDITED)



 PAR VALUE                                            VALUE
 ---------                                            ------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.03%

               FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 13.86%

$ 25,000,000   1.08%, 09/10/04 (A)                $  24,970,278
  85,000,000   1.49%, 03/23/05 (C)                   84,989,044
  50,000,000   1.55%, 05/04/05                       50,000,000
  50,000,000   1.60%, 05/13/05                       50,000,000
  50,000,000   1.65%, 05/16/05                       50,000,000
  40,000,000   1.75%, 05/23/05                       40,000,000
  50,000,000   1.80%, 05/27/05                       50,000,000
  50,000,000   1.81%, 05/27/05                       50,000,000
  50,000,000   1.47%, 10/03/05 (C)                   49,961,749
  60,000,000   1.51%, 10/21/05 (C)                   59,952,022
                                                 --------------
                                                    509,873,093
                                                 --------------

               FEDERAL HOME LOAN MORTGAGE CORPORATION  - 7.75%

  20,000,000   3.25%, 11/15/04                       20,103,477
  70,000,000   1.37%, 09/09/05, MTN(C)               70,000,000
 120,000,000   1.54%, 10/07/05 (C)                  120,000,000
  75,000,000   1.14%, 11/07/05 (C)                   75,000,000
                                                 --------------
                                                    285,103,477
                                                 --------------

               FEDERAL HOME LOAN BANK  - 6.33%

  16,000,000   1.40%, 04/04/05                       16,000,000
  40,000,000   1.45%, 04/04/05                       40,000,000
  55,000,000   1.35%, 04/15/05                       55,000,000
  32,000,000   1.54%, 04/19/05, Series 437 (C)       31,993,167
  50,000,000   1.37%, 04/25/05, Series 438 (C)       49,985,284
  20,000,000   1.30%, 04/27/05                       19,992,724
  20,000,000   1.35%, 04/29/05                       20,000,000
                                                 --------------
                                                    232,971,175
                                                 --------------

               FEDERAL FARM CREDIT BANK  - 1.09%
  40,000,000   1.32%, 11/23/05 (C)                   40,000,000
                                                 --------------
               TOTAL U.S. GOVERNMENT AGENCY
               OBLIGATIONS                        1,067,947,745
                                                 --------------
               (Cost $1,067,947,745)

CORPORATE NOTES AND BONDS - 27.04%

               FINANCE  - 26.99%

   1,605,000   2320 Properties LLC
               Series 1997
               1.48%, 11/01/22 (C)
               LOC: Fifth Third Bank                  1,605,000
   2,750,000   2440 LLC
               Series 2004
               1.48%, 05/01/24 (C)(E)
               LOC: Fifth Third Bank                  2,750,000

 PAR VALUE                                            VALUE
 ---------                                            ------

               FINANCE (CONTINUED)

 $ 2,100,000   701 Green Valley Associates LLC
               Series 1997
               1.55%, 12/01/17 (C)
               LOC: Wachovia Bank, N.A.           $   2,100,000
   1,845,000   Allen Temple African Methodist
               Episcopal Church
               1.48%, 07/01/22 (C)
               LOC: Fifth Third Bank                  1,845,000
  75,000,000   American Express Credit Corp.
               Senior Note, Series B, MTN
               Extendible
               1.45%, 08/19/05 (C)(E)                75,000,000
  73,000,000   American Express Credit Corp.
               Senior Note, Series B, MTN
               Extendible
               1.41%, 09/02/05 (C)                   73,000,000
  40,000,000   American Honda Finance Corp.
               Series 3, MTN
               1.19%, 02/11/05 (C)(E)                40,000,000
  25,000,000   American Honda Finance Corp., MTN
               1.55%, 12/09/04 (C)(E)                25,016,445
  25,000,000   American Honda Finance Corp., MTN
               1.53%, 07/11/05 (C)(E)                25,000,000
   5,800,000   Anomatic Corp.
               Series 2002
               1.48%, 07/01/10 (C)
               LOC: Fifth Third Bank                  5,800,000
   1,750,000   Avatar Corp.
               1.48%, 05/01/39 (C)
               LOC: Fifth Third Bank                  1,750,000
   4,540,000   Barry-Wehmiller Group, Inc.
               1.48%, 05/01/18 (C)
               LOC: Fifth Third Bank                  4,540,000
  14,300,000   BF FT Myers, Inc./BF South, Inc.
               1.48%, 11/01/17 (C)
               LOC: Fifth Third Bank                 14,300,000
   8,000,000   BRCH Corp.
               Series 1999
               1.50%, 12/01/28 (C)
               LOC: Wachovia Bank, N.A.               8,000,000
   1,450,000   Brookville Enterprises, Inc.
               Series 2004
               1.48%, 10/01/25 (C)
               LOC: Fifth Third Bank                  1,450,000
   2,150,000   Butler County Surgical Properties
               LLC
               Series 03-A
               1.48%, 03/01/23 (C)
               LOC: Fifth Third Bank                  2,150,000
   1,400,000   Canal Pointe LLC
               Series 2003
               1.48%, 12/01/13 (C)
               LOC: Fifth Third Bank                  1,400,000

GALAXY PRIME RESERVES
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2004  (UNAUDITED)



 PAR VALUE                                            VALUE
 ---------                                            ------

               FINANCE (CONTINUED)

 $ 3,200,000   Chatham Capital Corp.
               Series 2003
               1.43%, 11/01/28 (C)
               LOC: Fifth Third Bank              $   3,200,000
   1,105,000   Cincinnati Hills Christian
               Academy, Inc.
               Series 2003
               1.48%, 04/01/23 (C)
               LOC: Fifth Third Bank                  1,105,000
   1,525,000   Cole Investments LLC
               Series 2004
               1.48%, 07/01/19 (C)
               LOC: Fifth Third Bank                  1,525,000
   1,475,000   Commodore Medical Services LP
               Series 2003
               1.48%, 08/01/23 (C)
               LOC: Fifth Third Bank                  1,475,000
   3,150,000   Crest Products, Inc.
               1.48%, 03/01/13 (C)
               LOC: Fifth Third Bank                  3,150,000
   1,000,000   Crestmont Nursing Home North Corp.
               Series 2004
               1.43%, 03/01/24 (C)
               LOC: Fifth Third Bank                  1,000,000
   2,800,000   Cumberland College
               Series 2003
               1.48%, 10/01/23 (C)
               LOC: Fifth Third Bank                  2,800,000
   2,140,000   DAPSCO, Inc.
               1.48%, 02/01/15 (C)
               LOC: Fifth Third Bank                  2,140,000
   3,000,000   Derby Fabricating LLC
               Series 2004
               1.48%, 06/01/24 (C)
               LOC: Fifth Third Bank                  3,000,000
   3,250,000   Don's Launderers-Cleaners, Inc.
               Series 2004
               1.48%, 05/01/24 (C)(E)
               LOC: Fifth Third Bank                  3,250,000
   1,870,000   Elder Land Development Corp.
               Series 2003
               1.48%, 09/01/23 (C)
               LOC: Fifth Third Bank                  1,870,000
   4,860,000   Elder Land Development of Tampa
               Bay
               Series 2003
               1.48%, 09/01/23 (C)
               LOC: Fifth Third Bank                  4,860,000
   3,390,000   Elmhurst Memorial Healthcare
               Obligated Group
               Series 2004
               1.44%, 01/01/34 (C)
               LOC: Fifth Third Bank                  3,390,000
   1,510,000   Encore Commercial Development LLC
               1.48%, 06/01/23 (C)
               LOC: Fifth Third Bank                  1,510,000

 PAR VALUE                                            VALUE
 ---------                                            ------

               FINANCE (CONTINUED)

 $ 5,000,000   Eskaton Lodge Granite Bay LP
               1.38%, 06/01/33 (C)
               LOC: U.S. Bank, N.A.               $   5,000,000
   1,500,000   Evangelical Community Church
               of Bloomington Indiana, Inc.
               1.48%, 07/01/23 (C)
               LOC: Fifth Third Bank                  1,500,000
   2,760,000   Evendale Surgical Properties LLC
               Series 2003
               1.48%, 10/01/23 (C)
               LOC: Fifth Third Bank                  2,760,000
   4,000,000   Exal Corp.
               1.48%, 03/01/09 (C)
               LOC: Fifth Third Bank                  4,000,000
   2,900,000   Fornell Associates LLC
               Series 2003
               1.48%, 07/01/23 (C)
               LOC: Fifth Third Bank                  2,900,000
   1,180,000   Fortune 5 LLC
               1.48%, 05/01/21 (C)
               LOC: Fifth Third Bank                  1,180,000
   1,260,000   Fortune 5 LLC
               1.48%, 09/01/22 (C)
               LOC: Fifth Third Bank                  1,260,000
   1,600,000   Four Flags Properties, Inc.
               Series 2003
               1.48%, 10/01/28 (C)
               LOC: Fifth Third Bank                  1,600,000
   1,700,000   Garfield Investment Group LLC
               1.48%, 07/01/28 (C)
               LOC: Fifth Third Bank                  1,700,000
  125,000,000  General Electric Capital Corp.
               Extendible, MTN
               1.49%, 08/17/05 (C)                  125,041,357
   1,000,000   Gilead Friends Church
               1.48%, 10/01/17 (C)
               LOC: Fifth Third Bank                  1,000,000
   1,095,000   Gilligan Oil Co.
               Series 2002
               1.48%, 01/01/17 (C)
               LOC: Fifth Third Bank                  1,095,000
   1,630,000   Gold Key Processing, Ltd.
               Series 2004
               1.37%, 07/01/24 (C)
               LOC: Fifth Third Bank                  1,630,000
  75,000,000   Goldman Sachs Group LP, MTN
               1.67%, 08/12/05 (C)(E)(F)             75,075,361
   1,505,000   Great Lakes Marina & Storage LLC
               Series 1998
               1.48%, 09/01/23 (C)
               LOC: Fifth Third Bank                  1,505,000

GALAXY PRIME RESERVES
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2004  (UNAUDITED)



 PAR VALUE                                            VALUE
 ---------                                            ------

               FINANCE (CONTINUED)

 $ 1,650,000   Greene River Packing, Inc.
               Series 1997
               1.55%, 11/01/16 (C)
               LOC: Wachovia Bank, N.A.           $   1,650,000
   5,225,000   Harlan Development Co. LLC/
               Scott Pet Product, Inc.
               Series 2003
               1.48%, 12/01/23 (C)
               LOC: Fifth Third Bank                  5,225,000
  45,000,000   HBOS Treasury Services Plc
               Extendible, MTN
               1.35%, 09/01/05 (C)(E)                45,000,000
   1,175,000   Home Builders Association of
               Greater Toledo, Inc.
               Series 2002
               1.48%, 09/01/27 (C)
               LOC: Fifth Third Bank                  1,175,000
   1,700,000   Hudson Montessori School Project
               Series 2004
               1.42%, 07/01/30 (C)
               LOC: National City Bank                1,700,000
   2,640,000   Ice Land USA, Ltd.
               1.48%, 08/01/22 (C)
               LOC: Fifth Third Bank                  2,640,000
   1,500,000   IHA Capital Development LLC
               Series 03-A
               1.48%, 07/01/28 (C)
               LOC: Fifth Third Bank                  1,500,000
   6,540,000   Iowa 80 Group, Inc.
               1.40%, 06/01/16 (C)
               LOC: Wells Fargo Bank, N.A.            6,540,000
   1,130,000   Jatip LLC
               1.48%, 10/01/22 (C)
               LOC: Fifth Third Bank                  1,130,000
   1,375,000   Joe Holland Chevrolet, Inc.
               Series 2004
               1.48%, 07/01/24 (C)
               LOC: Fifth Third Bank                  1,375,000
   1,000,000   Jul-Mark Investments LLC
               1.48%, 10/01/25 (C)
               LOC: Fifth Third Bank                  1,000,000
   1,170,000   JW Harris Co., Inc.
               Series 1999
               1.48%, 01/01/20 (C)
               LOC: Fifth Third Bank                  1,170,000
   2,805,000   Katz Capital Corp.
               Series 99-A
               1.43%, 11/15/29 (C)
               LOC: Fifth Third Bank                  2,805,000
   1,430,000   Kingston Healthcare Co.
               1.43%, 12/01/21 (C)
               LOC: Fifth Third Bank                  1,430,000

 PAR VALUE                                            VALUE
 ---------                                            ------

               FINANCE (CONTINUED)

 $ 4,950,000   Kingston Healthcare Co.
               Series 03-A
               1.43%, 08/01/25 (C)
               LOC: Fifth Third Bank              $   4,950,000
   6,700,000   Kokomo Grain Co., Inc.
               1.54%, 11/01/10 (C)(E)
               LOC: General Electric Capital
               Corp.                                  6,700,000
   3,720,000   Laird Brothers LLC
               Series 2003
               1.48%, 02/01/28 (C)
               LOC: Fifth Third Bank                  3,720,000
   1,880,000   Lee Family Partnership LLC
               Series 2004
               1.48%, 06/01/34 (C)
               LOC: Fifth Third Bank                  1,880,000
   5,280,000   Manor Homes Holdings LLC/
               Stewart Lodge Holdings LLC
               Series 2000
               1.48%, 06/01/23 (C)
               LOC: Fifth Third Bank                  5,280,000
   1,375,000   Master Auto Service Group LLC
               Series 2003
               1.48%, 12/01/23 (C)
               LOC: Fifth Third Bank                  1,375,000
  30,000,000   MBIA Global Funding LLC, MTN
               1.31%, 02/07/05 (C)(E)                30,000,000
  20,000,000   MBIA Global Funding LLC, MTN
               1.43%, 07/29/05 (C)(E)                20,000,000
   7,255,000   Meyer Cookware Industries, Inc.
               Series 1999
               1.40%, 05/01/27 (C)
               LOC: BNP Paribas                       7,255,000
   1,815,000   Miami Christel Manor, Inc.
               Series 2003
               1.43%, 09/01/23 (C)
               LOC: Fifth Third Bank                  1,815,000
   1,000,000   Michigan Equity Group LLC
               Series 2004
               1.48%, 04/01/34 (C)
               LOC: Fifth Third Bank                  1,000,000
  85,000,000   Morgan Stanley
               Series EXL, Extendible
               1.46%, 08/26/05 (C)                   85,000,000
   6,328,000   MRN LP
               1.52%, 12/01/33 (C)
               LOC: U.S. Bank, N.A.                   6,328,000
   1,000,000   Mrs. KC Jordan & Associates, Inc.
               1.48%, 04/01/23 (C)
               LOC: Fifth Third Bank                  1,000,000
   2,140,000   Neighborhood Properties
               Series 2003
               1.48%, 09/01/23 (C)
               LOC: Fifth Third Bank                  2,140,000
                                       3

GALAXY PRIME RESERVES
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2004  (UNAUDITED)



 PAR VALUE                                            VALUE
 ---------                                            ------

               FINANCE (CONTINUED)

 $ 4,000,000   New Lexington Clinic PSC
               Series 2003
               1.48%, 05/01/18 (C)
               LOC: Fifth Third Bank              $   4,000,000
   3,500,000   Nosam LLC
               Series 2004
               1.48%, 04/01/24 (C)
               LOC: Wachovia Bank, N.A.               3,500,000
   3,785,000   Persimmon Ridge Golf Course
               1.48%, 04/01/14 (C)
               LOC: Fifth Third Bank                  3,785,000
   2,250,000   Petitti Enterprises, Inc. &
               Pearl Road Garden Center
               1.48%, 08/01/23 (C)
               LOC: Fifth Third Bank                  2,250,000
   2,560,000   Pike Street Properties LLC
               Series 2000
               1.48%, 12/01/23 (C)
               LOC: Fifth Third Bank                  2,560,000
   2,350,000   Pomeroy Investments LLC
               Series 2002
               1.48%, 06/01/22 (C)
               LOC: Fifth Third Bank                  2,350,000
   4,900,000   Rio Bravo LLC
               Series 2003
               1.45%, 12/01/33 (C)
               LOC: Wells Fargo Bank, N.A.            4,900,000
   1,675,000   RMD Corp.
               Series 2003
               1.48%, 06/01/13 (C)
               LOC: Fifth Third Bank                  1,675,000
  35,000,000   Royal Bank of Canada
               Extendible, MTN
               1.34%, 09/09/05 (C)                   35,000,000
   4,000,000   Royce G Pulliam/M&A LLC
               Series 2003
               1.48%, 08/01/23 (C)
               LOC: Fifth Third Bank                  4,000,000
   5,485,000   S & S Firestone, Inc.
               Series 2003
               1.52%, 12/01/33 (C)
               LOC: Bank One, N.A.                    5,485,000
   1,275,000   Sanders CRS Exchange LLC
               1.60%, 10/01/23 (C)
               LOC: Wells Fargo Bank, N.A.            1,275,000
   7,840,000   Service Oil, Inc.
               1.38%, 09/01/22 (C)
               LOC: U.S. Bank, N.A.                   7,840,000
   2,875,000   SJD Service Co. LLC
               1.48%, 10/01/23 (C)
               LOC: Fifth Third Bank                  2,875,000

 PAR VALUE                                            VALUE
 ---------                                            ------

               FINANCE (CONTINUED)
 $ 1,000,000   Skeletal Properties LLC/
               Tri-State Orthopedic
               1.48%, 06/01/34 (C)
               LOC: Fifth Third Bank              $   1,000,000
   7,609,000   South Bend Mac LP
               Series 1997
               1.40%, 12/01/27 (C)
               LOC: LaSalle Bank, N.A.                7,609,000
   1,950,000   South Elgin Leasing, Inc.
               1.52%, 07/01/33 (C)
               LOC: National City Bank                1,950,000
   1,045,000   St. Charles Partners LLC
               Series 2001
               1.48%, 11/01/13 (C)
               LOC: Fifth Third Bank                  1,045,000
   1,200,000   State Crest, Ltd.
               1.48%, 06/12/23 (C)
               LOC: Fifth Third Bank                  1,200,000
   3,090,000   Tireless Corp.
               Series 1999
               1.48%, 04/01/19 (C)
               LOC: Fifth Third Bank                  3,090,000
   1,125,000   United Transportation Union
               Series 2004
               1.48%, 06/01/09 (C)
               LOC: Fifth Third Bank                  1,125,000
   1,785,000   Urbancrest Southern Missionary
               Baptist Church
               1.48%, 05/01/23 (C)
               LOC: Fifth Third Bank                  1,785,000
  25,000,000   Wachovia Corp.
               6.95%, 11/01/04                       25,338,027
  65,000,000   Wells Fargo & Co.
               Extendible
               1.35%, 08/15/05 (C)(E)                65,000,000
   2,175,000   Zang Skidmore, Inc.
               Series 2003
               1.48%, 09/01/23 (C)
               LOC: Fifth Third Bank                  2,175,000
                                                 --------------
                                                    992,823,190
                                                 --------------

               CONSUMER STAPLES  - 0.05%

   1,909,000   Barnes & Thornburg
               1.48%, 07/01/08 (C)
               LOC: Fifth Third Bank                  1,909,000
                                                 --------------
               TOTAL CORPORATE NOTES AND BONDS      994,732,190
                                                 --------------
               (Cost $994,732,190)

CERTIFICATES OF DEPOSIT - 19.16%

  100,000,000  Barclays Bank Plc
               Series 1, Yankee
               1.38%, 03/24/05 (C)                   99,993,472

GALAXY PRIME RESERVES
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2004  (UNAUDITED)



 PAR VALUE                                            VALUE
 ---------                                            ------

CERTIFICATES OF DEPOSIT (CONTINUED)

 $37,000,000   Barclays Bank Plc, Yankee
               1.59%, 05/25/05 (C)                $  36,990,796
  50,000,000   BNP Paribas, Yankee
               1.31%, 04/18/05 (C)                   49,987,439
 140,000,000   Canadian Imperial Bank of Commerce
               Series 1, Extendible, Yankee
               1.29%, 08/15/05 (C)                  140,000,000
 100,000,000   Deutsche Bank, Yankee
               1.41%, 09/08/04                      100,001,054
  50,000,000   Dexia Bank
               1.08%, 08/31/04                       49,994,477
  50,000,000   First Tennessee Bank, N.A.
               1.36%, 08/20/04                       50,000,000
  88,000,000   Societe Generale
               Series 1, Yankee
               1.42%, 03/30/05 (C)                   87,994,114
  40,000,000   Societe Generale, Yankee
               1.40%, 09/08/04                       39,998,689
  50,000,000   Wells Fargo Bank, N.A.
               1.31%, 08/13/04                       49,999,831
                                                 --------------
               TOTAL CERTIFICATES OF DEPOSIT        704,959,872
                                                 --------------
               (Cost $704,959,872)

COMMERCIAL PAPER - 12.00%

               FINANCE  - 10.59%

  100,000,000  Falcon Asset Securitization Corp.
               1.29%, 08/06/04 (A)(B)                99,982,083
  32,606,000   Falcon Asset Securitization Corp.
               1.30%, 08/09/04 (A)(B)                32,596,581
  50,000,000   Govco, Inc.
               1.20%, 08/19/04 (A)(B)                49,970,000
  50,000,000   Grampian Funding, Ltd.
               1.40%, 09/08/04 (A)(B)                49,926,111
  50,000,000   Greenwich Capital Holdings, Inc.
               1.31%, 12/09/04 (C)                   50,000,000
  27,000,000   Jupiter Securitization Corp.
               1.34%, 08/16/04 (A)(B)                26,984,925
  50,000,000   Lloyds TSB Bank Plc
               1.18%, 10/13/04 (A)                   49,881,375
  30,000,000   Provena Health Services
               1.28%, 08/02/04 (A)
               Insured: MBIA
               SPA: BancOne                          29,998,933
                                                 --------------
                                                    389,340,008
                                                 --------------

               MUNICIPAL  - 1.41%

  17,000,000   Texas Public Finance Authority
               1.31%, 08/04/04                       17,000,000

 PAR VALUE                                            VALUE
 ---------                                            ------

               MUNICIPAL (CONTINUED)

 $35,000,000   Texas Public Finance Authority
               1.10%, 11/01/04                    $  35,000,000
                                                 --------------
                                                     52,000,000
                                                 --------------
               TOTAL COMMERCIAL PAPER               441,340,008
                                                 --------------
               (Cost $441,340,008)

MUNICIPAL SECURITIES - 3.51%

               GEORGIA  - 0.03%

   1,000,000   Burke County
               Development Authority, IDR
               FleetGuard, Inc. Project
               1.48%, 08/01/18 (D)
               LOC: Fifth Third Bank                  1,000,000
                                                 --------------

               ILLINOIS  - 0.03%

   1,250,000   Upper Illinois River Valley
               Development Authority, IDR
               Advance Flexible, Series B
               1.52%, 06/01/17 (D)
               LOC: Lasalle Bank, N.A.                1,250,000
                                                 --------------

               INDIANA  - 0.07%

   1,000,000   Indiana State Development
               Finance Authority, IDR
               Lawrence Utilities, Series B
               1.49%, 07/01/23 (D)
               LOC: Fifth Third Bank                  1,000,000
   1,615,000   Michigan City, EDR
               Consolidated Biscuit Co. Project
               1.48%, 10/01/13 (D)
               LOC: Fifth Third Bank                  1,615,000
                                                 --------------
                                                      2,615,000
                                                 --------------

               KENTUCKY  - 0.11%

   1,870,000   Henderson Regional, IDA
               Sights Investment Property
               Series 2003-A
               1.48%, 07/01/23 (D)
               LOC: Fifth Third Bank                  1,870,000
   2,000,000   Pioneer Village
               Industrial Building Revenue
               Little Flock Project, Series B
               1.49%, 08/01/23 (D)
               LOC: Fifth Third Bank                  2,000,000
                                                 --------------
                                                      3,870,000
                                                 --------------

GALAXY PRIME RESERVES
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2004  (UNAUDITED)



 PAR VALUE                                            VALUE
 ---------                                            ------

               MARYLAND  - 2.17%

 $79,700,000   Baltimore Project Revenue
               Baltimore Package Facilities
               1.45%, 07/01/32 (D)
               Insured: FGIC
               SPA: Dexia Credit Local de France  $  79,700,000
                                                 --------------

               MINNESOTA  - 0.05%

   2,000,000   Lake City, IDR
               Valley Craft, Inc. Project
               1.50%, 10/01/17 (D)
               LOC: U.S. Bank Trust, N.A.             2,000,000
                                                 --------------

               NEW HAMPSHIRE  - 0.15%

   5,500,000   New Hampshire State
               Business Finance Authority
               Series A
               1.54%, 11/01/20 (D)
               SPA: Bank of New York                  5,500,000
                                                 --------------

               NEW JERSEY  - 0.54%

  20,000,000   New Jersey, EDA
               State Pension Funding Revenue
               1.37%, 02/15/29 (D)
               Insured: FSA
               SPA: Dexia Credit Local de France     20,000,000
                                                 --------------

               NORTH CAROLINA  - 0.08%

   2,935,000   Wake County Industrial
               Facilities, PCR
               Bob Barker Project
               Series A
               1.45%, 04/01/18 (D)
               LOC: Wachovia Bank, N.A.               2,935,000
                                                 --------------

               PENNSYLVANIA  - 0.03%

   1,015,000   Lycoming County, IDA
               Brodart Co., Series B
               1.55%, 09/01/08 (D)
               LOC: Wachovia Bank, N.A.               1,015,000
                                                 --------------

               WISCONSIN  - 0.25%

   9,000,000   Wisconsin Heart Hospital
               Revenue LLC
               1.38%, 11/01/23 (D)
               LOC: Bank One, N.A.                    9,000,000
                                                 --------------
               TOTAL MUNICIPAL SECURITIES           128,885,000
                                                 --------------
               (Cost $128,885,000)

 PAR VALUE                                            VALUE
 ---------                                            ------

REPURCHASE AGREEMENTS - 9.20%

$100,000,000   Repurchase Agreement with:
               Citigroup
               1.36%, Due 08/02/2004
               dated 07/30/2004
               Repurchase Price $100,011,354
               (Collateralized by Corporate
               Bonds & Asset-Backed
               Securities, 2.02% - 8.88%
               Due 05/05/2005 - 06/28/2039;
               Total Par $100,812,480
               Market Value $105,000,000)         $ 100,000,000
 150,000,000   Repurchase Agreement with:
               JPMorgan Chase & Co.
               1.36%, Due 08/02/2004
               dated 07/30/2004
               Repurchase Price $150,017,031
               (Collateralized by Corporate
               Bonds & Notes, 4.25% - 8.74%
               Due 04/01/2005 - 05/01/2036;
               Total Par $159,103,000
               Market Value $165,001,036)           150,000,000
  88,481,000   Repurchase Agreement with:
               Lehman Brothers, Inc.
               1.35%, Due 08/02/2004
               dated 07/30/2004
               Repurchase Price $88,490,973
               (Collateralized by Corporate
               Bonds & Asset-Backed
               Securities, 0.01% - 9.10%
               Due 08/15/2004 - 08/25/2048;
               Total Par $91,784,733
               Market Value $92,845,937)             88,481,000
                                                 --------------
               TOTAL REPURCHASE AGREEMENTS          338,481,000
                                                 --------------
               (Cost $338,481,000)

  SHARES
  -------

INVESTMENT COMPANY - 0.02%

     751,742   Dreyfus Cash Management Fund
               1.13% (G)                                751,742
                                                 --------------
               TOTAL INVESTMENT COMPANY                 751,742
                                                 --------------
               (Cost $751,742)

TOTAL INVESTMENTS - 99.96%                        3,677,097,557
                                                 --------------
(Cost $3,677,097,557)*

NET OTHER ASSETS AND LIABILITIES - 0.04%              1,624,661
                                                 --------------
NET ASSETS - 100.00%                             $3,678,722,218
                                                 ==============


 -------------------------------------------
*              Aggregate cost for federal tax purposes.
(A)            Discount yield at time of purchase.

GALAXY PRIME RESERVES
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2004  (UNAUDITED)


(B)            Securities exempt from registration under section
               4(2) of the Securities Act of 1933, as amended.
               These securities may only be resold in exempt
               transactions to qualified buyers. Private resales
               of these securities to qualified institutional
               buyers are also exempt from registration pursuant
               to Rule 144A under the Securities Act of 1933, as
               amended. Restricted securities are valued at
               amortized cost, which approximates fair market
               value, in accordance with Rule 2a-7 under the
               Investment Act of 1940. As of July 31, 2004,
               these securities amounted to $259,459,700 or
               7.05% of net assets. These securities are deemed
               to be liquid.
(C)            Interest rate is reset at various time intervals.
               The interest rate shown reflects the rate in
               effect as of July 31, 2004.
(D)            Variable rate demand notes are payable upon not
               more than one, seven or thirty business days'
               notice. Put bonds and notes have demand features
               that mature within one year. The interest rate
               shown reflects the rate in effect as of July 31,
               2004.
(E)            Securities exempt from registration pursuant to
               Rule 144A under the Securities Act of 1933, as
               amended. These securities may only be resold to
               qualified institutional buyers in transactions
               exempt from registration. Restricted securities
               are valued at amortized cost, which approximates
               fair market value, in accordance with Rule 2a-7
               under the Investment Company Act of 1940. As of
               July 31, 2004, these securities amounted to
               $412,791,806 or 11.22% of net assets. These
               securities are deemed to be liquid.
(F)            Illiquid securities generally cannot be sold or
               disposed of in the ordinary course of business
               (within seven days) at approximately the value at
               which the Fund has valued the investment.
               Illiquid securities are valued at amortized cost,
               which approximates the fair market value, in
               accordance with Rule 2a-7 under the Investment
               Company Act of 1940, as amended. As of July 31,
               2004, this security amounted to $75,075,361 or
               2.04% of net assets.
(G)            Reflects seven-day yield as of July 31, 2004.
EDA            Economic Development Authority
EDR            Economic Development Revenue
FGIC           Financial Guaranty Insurance Co.
FSA            Financial Security Assurance Inc.
IDA            Industrial Development Agency
IDR            Industrial Development Revenue
LOC            Letter of Credit
MTN            Medium Term Note
PCR            Pollution Control Revenue
SPA            Stand-by Purchase Agreement

GALAXY TAX-EXEMPT RESERVES
PORTFOLIO OF INVESTMENTS
JULY 31, 2004  (UNAUDITED)



 PAR VALUE                                            VALUE
 ---------                                            ------

MUNICIPAL SECURITIES - 98.41%

               ARIZONA  - 3.55%

$  1,225,000   Arizona, HFA
               Community Behavioral
               Health Property
               1.08%, 08/01/25 (A)
               LOC: Wells Fargo Bank, N.A.        $   1,225,000
   1,000,000   Maricopa County, IDA
               Multi-Family Housing Revenue
               Sonora Vista II Apartments
               Series A, AMT
               1.18%, 12/01/39 (A)
               LOC: Wells Fargo Bank, N.A.            1,000,000
   2,500,000   Phoenix, IDA
               Multi-Family Housing Revenue
               Sunrise Vista Apartments
               Series A, AMT
               1.18%, 06/01/31 (A)
               LOC: Wells Fargo Bank, N.A.            2,500,000
                                                 --------------
                                                      4,725,000
                                                 --------------

               COLORADO  - 8.57%

   1,500,000   Colorado Educational & Cultural
               Facilities Authority Revenue
               Denver Art Museum Project
               1.08%, 01/01/33 (A)
               LOC: Wells Fargo Bank, N.A.            1,500,000
   1,200,000   Colorado Educational & Cultural
               Facilities Authority Revenue
               Denver Seminary Project
               1.08%, 07/01/24 (A)
               LOC: Wells Fargo Bank, N.A.            1,200,000
   2,200,000   Colorado Springs
               YMCA of Pikes Peak
               Regional Project
               1.08%, 11/01/22 (A)
               LOC: Wells Fargo Bank, N.A.            2,200,000
   1,650,000   Colorado, HFA
               Craig Hospital Project
               1.08%, 12/01/20 (A)
               LOC: Wells Fargo Bank, N.A.            1,650,000
   1,600,000   Crystal Valley Metropolitan
               District No. 1
               1.08%, 05/01/32 (A)
               LOC: Wells Fargo Bank, N.A.            1,600,000
   3,250,000   Lafayette Improvement District
               Special Assessment Revenue
               Special Improvement No. 02-01
               1.11%, 12/01/22 (A)
               LOC: U.S. Bank, N.A.                   3,250,000
                                                 --------------
                                                     11,400,000
                                                 --------------

 PAR VALUE                                            VALUE
 ---------                                            ------

               FLORIDA  - 6.99%

$  1,440,000   Florida Development Finance Corp.
               IDR, Charlotte Community Project
               Series A-3
               1.13%, 02/01/21 (A)
               LOC: SunTrust Bank, N.A.           $   1,440,000
   1,975,000   Florida Development Finance Corp.
               IDR, Enterprise Board
               Central Florida
               Series A-1
               1.18%, 06/01/23 (A)
               LOC: SunTrust Bank, N.A.               1,975,000
   1,885,000   Florida Housing Finance Agency
               Multi-Family Mortgage
               Series E
               1.11%, 12/01/05 (A)
               LOC: Credit Suisse First Boston        1,885,000
   1,500,000   Miami-Dade County, EFA
               Series 2078
               1.12%, 10/01/11 (A)(B)
               Insured: AMBAC
               SPA: Merrill Lynch Capital
               Services                               1,500,000
   2,500,000   Pinellas County, IDA
               Family Resource, Inc. Project
               1.13%, 07/01/24 (A)
               LOC: SunTrust Bank, N.A.               2,500,000
                                                 ---------------
                                                      9,300,000
                                                 ---------------

               GEORGIA  - 3.68%

   2,400,000   Canton Housing Authority
               Multi-Family Housing Revenue
               Canton Mill Lofts Project, AMT
               1.17%, 12/01/34 (A)
               LOC: Wachovia Bank, N.A.               2,400,000
   2,500,000   Dooly County, IDA
               Hamburg Enterprises Project, AMT
               1.20%, 12/01/17 (A)
               LOC: Fifth Third Bank                  2,500,000
                                                 ---------------
                                                      4,900,000
                                                 ---------------

               ILLINOIS  - 10.17%

     815,000   Chicago
               De La Salle Institute Project
               1.18%, 04/01/27 (A)
               LOC: Fifth Third Bank                    815,000
   1,230,000   Chicago Tax Increment
               Allocation, Stockyards
               Series A
               1.16%, 12/01/11 (A)
               LOC: Northern Trust Co.                1,230,000

GALAXY TAX-EXEMPT RESERVES
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2004  (UNAUDITED)


 PAR VALUE                                            VALUE
 ---------                                            ------

               ILLINOIS (CONTINUED)

$  1,000,000   Cook County
               Capital Improvement
               Series B, GO
               1.07%, 11/01/31 (A)
               SPA: Landesbank Hessen-Thuringen
               GZ                                 $   1,000,000
   1,600,000   Galesburg
               Knox College Project
               1.07%, 07/01/24 (A)
               LOC: LaSalle Bank, N.A.                1,600,000
   1,000,000   Illinois Development Finance
               Authority, McCormick Theological
               Series A
               1.15%, 06/01/19 (A)
               LOC: Northern Trust Co.                1,000,000
   2,580,000   Kankakee
               Unipar Foundation, Inc. Project
               1.16%, 12/01/33 (A)
               LOC: National City Bank                2,580,000
   3,300,000   Macon County
               Millikin University
               1.13%, 10/01/31 (A)
               LOC: National City Bank                3,300,000
   1,000,000   Orland Hills
               Multi-Family Mortgage Revenue
               1.15%, 12/01/04 (A)
               LOC: LaSalle National Bank             1,000,000
   1,000,000   Palatine Special Facilities
               Limited Obligation, Little City
               Community Development Project
               1.15%, 12/01/28 (A)
               LOC: FHLB                              1,000,000
                                                 --------------
                                                     13,525,000
                                                 --------------

               INDIANA  - 4.66%

   2,900,000   Indiana Health Facilities
               Financing Authority Revenue
               Golden Years Homestead
               Series A
               1.08%, 06/01/25 (A)
               LOC: Wells Fargo Bank, N.A.            2,900,000
   2,155,000   Indiana State Development
               Finance Authority, EDR
               Rehabilitation Center Project
               1.18%, 07/01/17 (A)
               LOC: Wells Fargo Bank, N.A.            2,155,000
   1,150,000   St. Joseph County, EDR
               Pin Oak Apartments
               Series A, AMT
               1.25%, 06/01/27 (A)
               LOC: FHLB                              1,150,000
                                                 --------------
                                                      6,205,000
                                                 --------------

 PAR VALUE                                            VALUE
 ---------                                            ------

               IOWA  - 10.96%

$  1,400,000   Clinton, IDR
               Sethness Products Co. Project, AMT
               1.20%, 09/01/06 (A)
               LOC: Northern Trust Co.            $   1,400,000
   1,725,000   Clinton, IDR
               Sethness Products Co. Project, AMT
               1.20%, 09/01/11 (A)
               LOC: Northern Trust Co.                1,725,000
   3,000,000   Des Moines
               Series 2268, GO
               1.12%, 06/01/08 (A)(B)
               Insured: AMBAC
               SPA: Merrill Lynch Capital
               Services                               3,000,000
   1,080,000   Iowa Finance Authority
               Child Services Revenue
               Childserve Project
               Series B
               1.18%, 06/01/17 (A)
               LOC: Wells Fargo Bank, N.A.            1,080,000
   2,580,000   Iowa Finance Authority
               Private College Revenue
               Morningside College Project
               1.12%, 10/01/32 (A)
               LOC: U.S. Bank, N.A.                   2,580,000
   4,800,000   Iowa Finance Authority
               Small Business Development Revenue
               Multi-Family Housing
               Village Court Association,
               Series A
               1.08%, 11/01/15 (A)
               CO: Dupont (E.I.) de Nemours           4,800,000
                                                 --------------
                                                     14,585,000
                                                 --------------

               KENTUCKY  - 2.67%

   1,155,000   Kenton County
               Industrial Building Revenue
               Baptist Convalescent Center
               1.13%, 07/01/18 (A)
               LOC: Fifth Third Bank                  1,155,000
   2,400,000   Ohio County, PCR
               Big Rivers Electric Corp. Project
               1.09%, 06/01/13 (A)
               Insured: AMBAC
               SPA: Credit Suisse First Boston        2,400,000
                                                 --------------
                                                      3,555,000
                                                 --------------

GALAXY TAX-EXEMPT RESERVES
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2004  (UNAUDITED)


 PAR VALUE                                            VALUE
 ---------                                            ------

               LOUISIANA  - 4.70%

$  3,250,000   New Orleans, IDB
               Multi-Family Housing Revenue
               Lodging Rental I Project, AMT
               1.17%, 08/01/25 (A)
               LOC: Wachovia Bank, N.A.           $   3,250,000
   3,000,000   St. James Parish, PCR
               Texaco Project, Series A
               1.13%, 08/12/04
               CO: Chevron Corp.                      3,000,000
                                                 --------------
                                                      6,250,000
                                                 --------------

               MAINE  - 1.59%

   2,095,000   Maine, BAN, GO
               3.00%, 06/23/05                        2,120,769
                                                 --------------

               MARYLAND  - 6.39%

   5,500,000   Anne Arundel County, EDR
               West Capitol Associates LP
               Series 85-A
               1.23%, 12/01/15 (A)
               LOC: SunTrust Bank, N.A.               5,500,000
   3,000,000   Maryland State Community
               Development Administration
               Department of Housing & Community
               Development, Residential
               Series E, AMT
               1.25%, 12/21/04                        3,000,000
                                                 --------------
                                                      8,500,000
                                                 --------------

               MASSACHUSETTS  - 2.94%

   3,903,392   North Brookfield, BAN, GO
               2.00%, 01/21/05                        3,917,971
                                                 --------------

               MICHIGAN  - 1.50%

   2,000,000   Michigan State Hospital
               Finance Authority Revenue
               Southwestern Rehabilitation
               Hospital
               1.13%, 06/01/35 (A)
               LOC: Fifth Third Bank                  2,000,000
                                                 --------------

               MINNESOTA  - 2.63%

   2,000,000   Minnesota State Higher
               Education Facilities Authority
               William Mitchell Five School
               1.08%, 10/01/33 (A)
               LOC: U.S. Bank, N.A.                   2,000,000

 PAR VALUE                                            VALUE
 ---------                                            ------

               MINNESOTA (CONTINUED)

$  1,500,000   Minnneapolis & St. Paul
               Metropolitan Airports Commission
               Airport Revenue
               Series 908, AMT
               1.18%, 01/07/08 (A)(B)
               Insured: FGIC
               SPA: Merrill Lynch Capital
               Services                           $   1,500,000
                                                 --------------
                                                      3,500,000
                                                 --------------

               MISSOURI  - 1.29%

   1,700,000   Missouri State, HEFA
               Revenue Anticipation Notes
               Missouri Valley College
               Series C
               2.25%, 04/22/05
               LOC: U.S. Bank, N.A.                   1,711,528
                                                 --------------

               NEW MEXICO  - 3.75%

   1,660,000   Albuquerque Educational
               Facilities Revenue
               Menaul School Project
               1.18%, 06/01/18 (A)
               LOC: Wells Fargo Bank, N.A.            1,660,000
   1,800,000   Farmington, PCR
               Arizona Public Service Co.
               Series A
               1.15%, 05/01/24 (A)
               LOC: Barclays Bank Plc                 1,800,000
   1,525,000   New Mexico Housing Authority,
               Region III
               Multi-Family Housing Revenue
               Arbors/Courtyard Apartments
               Series A-1
               1.07%, 01/15/33 (A)
               LOC: FNMA                              1,525,000
                                                 --------------
                                                      4,985,000
                                                 --------------

               OREGON  - 2.87%

   1,300,000   Oregon State Housing & Community
               Services Department,
               Mortgage Revenue
               Single Family Mortgage
               Series D
               1.16%, 05/05/05                        1,300,000
   2,500,000   Washington County Unified Sewer
               Agency
               Sewer Revenue, Series A
               6.13%, 10/01/04
               Insured: AMBAC                         2,519,485
                                                 --------------
                                                      3,819,485
                                                 --------------

GALAXY TAX-EXEMPT RESERVES
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2004  (UNAUDITED)


 PAR VALUE                                            VALUE
 ---------                                            ------

               PENNSYLVANIA  - 3.76%

$  5,000,000   Pennsylvania State
               MERLOTS, Series B-15, GO
               1.15%, 05/01/21 (A)(B)
               Insured: FSA
               SPA: Wachovia Bank, N.A.           $   5,000,000
                                                 --------------

               SOUTH CAROLINA  - 2.64%

   3,515,000   Richland County School,
               District No. 001
               ABN AMRO Munitops Certificates
               Trust
               Series 2003-29, GO
               1.15%, 03/01/11 (A)(B)
               Insured: FSA
               SPA: ABN AMRO Bank N.V.                3,515,000
                                                 --------------

               TEXAS  - 5.51%

   6,000,000   Texas State, TRAN
               2.00%, 08/31/04                        6,003,986
   1,325,000   Victoria, HFDC
               Healthcare System Revenue
               Warm Springs Rehabilitation
               Foundation
               1.15%, 09/01/27 (A)
               LOC: JPMorgan Chase Bank               1,325,000
                                                 --------------
                                                      7,328,986
                                                 --------------

               UTAH  - 1.65%

   2,200,000   South Jordan Municipal Building
               Authority
               Lease Revenue
               1.08%, 02/01/29 (A)
               LOC: BNP Paribas                       2,200,000
                                                 --------------

               WASHINGTON  - 1.80%

   1,345,000   Marysville Water & Sewer Revenue
               2.00%, 12/01/04
               Insured: FSA                           1,348,075
   1,050,000   Washington State Housing
               Finance Commission, Multi-Family
               Revenue
               Hamilton Place Senior Project
               Series A, AMT
               1.16%, 07/01/28 (A)
               LOC: U.S. Bank, N.A.                   1,050,000
                                                 --------------
                                                      2,398,075
                                                 --------------

 PAR VALUE                                            VALUE
 ---------                                            ------

               WISCONSIN  - 2.26%

$  2,000,000   Marathon City
               Redevelopment Authority, IDR
               Maratech/Calvin Frost Project, AMT
               1.20%, 10/01/35 (A)
               LOC: Fifth Third Bank              $   2,000,000
   1,000,000   Milwaukee Redevelopment
               Authority, Milwaukee School
               Engineering Project
               Series A
               1.17%, 07/01/23 (A)
               LOC: M & I Bank                        1,000,000
                                                 --------------
                                                      3,000,000
                                                 --------------

               WYOMING  - 1.88%

   2,500,000   Uinta County, PCR
               Chevron USA, Inc. Project
               1.10%, 08/15/20 (A)                    2,500,000
                                                 --------------
               TOTAL MUNICIPAL SECURITIES           130,941,814
                                                 --------------
               (Cost $130,941,814)

  SHARES
  -------

INVESTMENT COMPANY - 1.40%

   1,860,388   BlackRock MuniCash Portfolio
               Institutional Shares
               0.97% (C)                              1,860,388
                                                 --------------
               TOTAL INVESTMENT COMPANY               1,860,388
                                                 --------------
               (Cost $1,860,388)

TOTAL INVESTMENTS - 99.81%                          132,802,202
                                                 --------------
(Cost $132,802,202)*

NET OTHER ASSETS AND LIABILITIES - 0.19%                252,700
                                                 --------------
NET ASSETS - 100.00%                              $ 133,054,902
                                                 ==============


 -------------------------------------------
*              Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of July 31, 2004.
(B) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. As of July 31, 2004, these securities amounted to $14,515,000 or 10.91% of net assets. These securities are deemed to be liquid.
(C)            Reflects seven-day yield as of July 31, 2004.

GALAXY TAX-EXEMPT RESERVES
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2004  (UNAUDITED)


AMBAC          American Municipal Bond Assurance Corp.
AMT            Alternative Minimum Tax.  Private activity
               obligations the interest on which is subject to
               the federal AMT for individuals.
BAN            Bond Anticipation Note
CO             Corporate Obligation
EDR            Economic Development Revenue
EFA            Education Facilities Authority
FGIC           Financial Guaranty Insurance Co.
FHLB           Federal Home Loan Bank
FNMA           Federal National Mortgage Association
FSA            Financial Security Assurance Inc.
GO             General Obligation
HEFA           Health and Educational Facilities Authority
HFA            Health Facilities Authority
HFDC           Health Facilities Development Corp.
IDA            Industrial Development Agency
IDB            Industrial Development Board
IDR            Industrial Development Revenue
LOC            Letter of Credit
MERLOTS        Municipal Exempt Receipts - Liquidity Optional
               Tender
PCR            Pollution Control Revenue
SPA            Stand-by Purchase Agreement
TRAN           Tax & Revenue Anticipation Notes

GALAXY GOVERNMENT RESERVES
PORTFOLIO OF INVESTMENTS
JULY 31, 2004  (UNAUDITED)



 PAR VALUE                                            VALUE
 ---------                                            ------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 83.77%

               FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 46.18%

$  5,000,000   1.29%, 08/06/04 (A)                $   4,999,118
  11,500,000   1.05%, 08/11/04 (A)                   11,496,646
   5,000,000   1.40%, 09/08/04 (A)                    4,992,611
  12,352,000   1.46%, 09/29/04 (A)                   12,322,444
   5,000,000   1.18%, 02/18/05 (B)                    4,999,303
   5,000,000   1.49%, 03/23/05 (B)                    4,999,356
   3,000,000   1.55%, 05/04/05                        3,000,000
   2,000,000   1.75%, 05/23/05                        2,000,000
  10,000,000   1.35%, 08/29/05 (B)                    9,994,862
   5,000,000   1.47%, 10/03/05 (B)                    4,996,175
   5,000,000   1.51%, 10/21/05 (B)                    4,996,002
                                                 --------------
                                                     68,796,517
                                                 --------------

               FEDERAL HOME LOAN BANK  - 20.81%

   8,000,000   1.50%, 03/01/05                        8,000,000
   6,000,000   1.30%, 04/07/05 (B)                    6,000,000
   3,000,000   1.35%, 04/15/05                        3,000,000
   2,000,000   1.54%, 04/19/05 (B)                    1,999,573
   3,000,000   1.37%, 04/25/05 (B)                    2,999,117
   1,000,000   1.30%, 04/27/05                          999,636
   3,000,000   1.35%, 04/29/05                        3,000,000
   5,000,000   1.28%, 07/15/05 (B)                    4,998,323
                                                 --------------
                                                     30,996,649
                                                 --------------

               FEDERAL HOME LOAN MORTGAGE CORPORATION  - 13.43%

   5,000,000   1.06%, 08/10/04 (A)                    4,998,675
   5,000,000   4.50%, 08/15/04                        5,006,416
   5,000,000   1.54%, 10/07/05 (B)                    5,000,000
   5,000,000   1.14%, 11/07/05 (B)                    5,000,000
                                                 --------------
                                                     20,005,091
                                                 --------------

               FEDERAL FARM CREDIT BANK  - 3.35%

   5,000,000   1.28%, 10/27/05 (B)                    4,997,514
                                                 --------------
               TOTAL U.S. GOVERNMENT AGENCY
               OBLIGATIONS                          124,795,771
                                                 --------------
               (Cost $124,795,771)

 PAR VALUE                                            VALUE
 ---------                                            ------

REPURCHASE AGREEMENT - 15.64%

$ 23,298,000   Repurchase Agreement with:
               Credit Suisse First Boston Corp.
               1.36%, Due 08/02/2004
               dated 07/30/2004
               Repurchase Price $23,300,640
               (Collateralized by U.S.
               Treasury Note, 3.88%
               Due 02/15/2013;
               Total Par $24,322,335
               Market Value $23,764,181)          $  23,298,000
                                                 --------------
               TOTAL REPURCHASE AGREEMENT            23,298,000
                                                 --------------
               (Cost $23,298,000)

 SHARES
 -------

INVESTMENT COMPANY - 0.52%

     765,337   Dreyfus Government Cash
               Management Fund
               1.08% (C)                                765,337
                                                 --------------
               TOTAL INVESTMENT COMPANY                 765,337
                                                 --------------
               (Cost $765,337)

TOTAL INVESTMENTS - 99.93%                          148,859,108
                                                 --------------
(Cost $148,859,108)*

NET OTHER ASSETS AND LIABILITIES - 0.07%                111,462
                                                 --------------
NET ASSETS - 100.00%                              $ 148,970,570
                                                 ==============


 -------------------------------------------
*              Aggregate cost for federal tax purposes.
(A)            Discount yield at time of purchase.
(B)            Interest rate is reset at various time intervals.
               The interest rate shown reflects the rate in effect as of July 31, 2004.
(C)            Reflects seven-day yield as of July 31, 2004.

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2004  (UNAUDITED)



 PAR VALUE                                            VALUE
 ---------                                            ------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 79.13%

               FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 33.76%

$ 40,000,000   1.12%, 08/11/04 (A)                $  39,987,555
  25,000,000   1.40%, 09/08/04 (A)                   24,963,056
  25,000,000   1.08%, 09/10/04 (A)                   24,970,278
  30,000,000   1.25%, 09/10/04 (B)                   29,998,427
  27,000,000   1.46%, 09/29/04 (A)                   26,935,395
  20,000,000   1.18%, 02/18/05 (B)                   19,997,212
  15,000,000   1.49%, 03/23/05 (B)                   14,998,067
  10,000,000   1.55%, 05/04/05                       10,000,000
   5,000,000   1.60%, 05/13/05                        5,000,000
   6,000,000   1.75%, 05/23/05                        6,000,000
  15,000,000   1.47%, 10/03/05 (B)                   14,988,524
  20,000,000   1.51%, 10/21/05 (B)                   19,984,007
                                                 --------------
                                                    237,822,521
                                                 --------------

               FEDERAL HOME LOAN MORTGAGE CORPORATION  - 23.44%

  20,000,000   1.06%, 08/10/04 (A)                   19,994,700
  30,000,000   4.50%, 08/15/04                       30,038,500
   7,000,000   1.08%, 08/17/04 (A)                    6,996,656
  15,000,000   3.25%, 11/15/04                       15,077,608
  38,000,000   1.37%, 09/09/05 (B)                   38,002,892
  35,000,000   1.54%, 10/07/05 (B)                   35,000,000
  20,000,000   1.14%, 11/07/05 (B)                   20,000,000
                                                 --------------
                                                    165,110,356
                                                 --------------

               FEDERAL HOME LOAN BANK  - 13.42%

   6,000,000   1.50%, 03/01/05                        6,000,000
   3,500,000   1.40%, 04/04/05                        3,500,000
  22,000,000   1.30%, 04/07/05 (B)                   22,000,000
  15,000,000   1.35%, 04/15/05                       15,000,000
   6,000,000   1.54%, 04/19/05 (B)                    5,998,719
  10,000,000   1.37%, 04/25/05 (B)                    9,997,057
   5,000,000   1.30%, 04/27/05                        4,998,181
   7,000,000   1.35%, 04/29/05                        7,000,000
  20,000,000   1.28%, 07/15/05 (B)                   19,993,290
                                                 --------------
                                                     94,487,247
                                                 --------------

               FEDERAL FARM CREDIT BANK  - 8.51%

  25,000,000   1.28%, 10/27/05 (B)                   24,987,569
  35,000,000   1.38%, 12/27/05 (B)                   34,984,610
                                                 --------------
                                                     59,972,179
                                                 --------------
               TOTAL U.S. GOVERNMENT AGENCY
               OBLIGATIONS                          557,392,303
                                                 --------------
               (Cost $557,392,303)

 PAR VALUE                                            VALUE
 ---------                                            ------

REPURCHASE AGREEMENT - 20.69%

$145,702,000   Repurchase Agreement with:
               JPMorgan Chase & Co.
               1.37%, Due 08/02/2004
               dated 07/30/2004
               Repurchase Price $145,718,634
               (Collateralized by U.S. Government
               Agency Obligations, 4.00% - 7.00%
               Due 12/01/2008 - 07/01/2034;
               Total Par $197,743,483
               Market Value $148,616,959)         $ 145,702,000
                                                 --------------
               TOTAL REPURCHASE AGREEMENT           145,702,000
                                                 --------------
               (Cost $145,702,000)

  SHARES
  -------

INVESTMENT COMPANY - 0.10%

     688,035   Dreyfus Government Cash
               Management Fund
               1.08% (C)                                688,035
                                                 --------------
               TOTAL INVESTMENT COMPANY                 688,035
                                                 --------------
               (Cost $688,035)

TOTAL INVESTMENTS - 99.92%                          703,782,338
                                                 --------------
(Cost $703,782,338)*

NET OTHER ASSETS AND LIABILITIES - 0.08%                595,684
                                                 --------------
NET ASSETS - 100.00%                              $ 704,378,022
                                                 ==============


 -------------------------------------------
*              Aggregate cost for federal tax purposes.
(A)            Discount yield at time of purchase.
(B)            Interest rate is reset at various time intervals.
               The interest rate shown reflects the rate in effect as of July 31, 2004.
(C)            Reflects seven-day yield as of July 31, 2004.

      INSTITUTIONAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2004  (UNAUDITED)


 PAR VALUE                                            VALUE
 ---------                                            ------

CORPORATE NOTES AND BONDS - 26.30%

               FINANCE  - 26.03%

$ 69,000,000   American Express Credit Corp.
               Senior Note, Series B, MTN
               Extendible
               1.45%, 08/19/05 (B) (D)            $  69,000,000
  65,000,000   American Express Credit Corp.
               Senior Note, Series B,  MTN
               Extendible
               1.41%, 09/02/05 (B)                   65,018,450
  40,000,000   American Honda Finance Corp.
               Series 3, MTN
               1.19%, 02/11/05 (B) (D)               40,000,000
  25,000,000   American Honda Finance Corp., MTN
               1.55%, 12/09/04 (B) (D)               25,016,446
  60,000,000   American Honda Finance Corp., MTN
               1.53%, 04/08/05 (B) (D)               60,000,000
  25,000,000   American Honda Finance Corp., MTN
               1.53%, 07/11/05 (B) (D)               25,000,000
  13,795,000   Central Ohio Medical Textile
               Series 2003
               1.49%, 03/01/23 (B)
               LOC: National City Bank               13,795,000
   4,100,000   Corporate Finance Managers
               1.50%, 02/02/43 (B)
               LOC: Wells Fargo Bank, N.A.            4,100,000
   8,000,000   Don Greene Poultry, Inc.
               1.48%, 10/01/25 (B)
               LOC: Wachovia Bank, N.A.               8,000,000
   3,230,000   Fe LLC, Series A
               1.43%, 04/01/28 (B)
               LOC: Fifth Third Bank                  3,230,000
   4,565,000   Food Supply, Inc.
               1.39%, 05/01/24 (B)
               LOC: SunTrust Bank, N.A.               4,565,000
   6,580,000   Foster/Schweihofer Real Estate
               Co. LLC
               Series 2003
               1.43%, 09/20/33 (B)
               LOC: Fifth Third Bank                  6,580,000
  15,000,000   General Electric Capital Corp.
               Extendible
               1.45%, 09/09/05 (B)                   15,000,000
  125,000,000  General Electric Capital Corp.,
               MTN
               Extendible
               1.49%, 08/17/05 (B)                  125,056,940
 100,000,000   Goldman Sachs Group LP, MTN
               1.67%, 08/12/05 (B) (D) (F)          100,100,482
   3,485,000   Grand Central, Inc.
               1.45%, 10/01/09 (B)
               LOC: U.S. Bank, N.A.                   3,485,000
   5,100,000   Green St. Surgery Center
               Series 2003
               1.49%, 03/01/23 (B)
               LOC: National City Bank                5,100,000

 PAR VALUE                                            VALUE
 ---------                                            ------

               FINANCE (CONTINUED)

 $22,000,000   HBOS Treasury Services Plc
               Series 1, MTN
               1.52%, 07/29/05 (B) (D)            $  22,019,659
  50,000,000   HBOS Treasury Services Plc, MTN
               1.46%, 08/23/04 (B) (D)               50,002,111
  60,000,000   HBOS Treasury Services Plc, MTN
               Extendible
               1.35%, 09/01/05 (B) (D)               60,000,000
  78,000,000   JPMorgan Chase & Co.
               Senior Notes, Series 1, MTN
               1.53%, 02/24/05 (B)                   78,132,567
   4,800,000   Keyes Co.
               Series 2003
               1.48%, 06/01/18 (B)
               LOC: SunTrust Bank, N.A.               4,800,000
  50,000,000   LP Pinewood SPV LLC
               1.48%, 02/01/18 (B)
               LOC: Wachovia Bank, N.A.              50,000,000
   7,860,000   Marsh Enterprises LLC
               1.43%, 01/01/28 (B)
               LOC: Fifth Third Bank                  7,860,000
  60,000,000   MBIA Global Funding LLC
               Series 2004, MTN
               1.43%, 07/29/05 (B) (D)               60,000,000
  45,000,000   MBIA Global Funding LLC, MTN
               1.31%, 02/07/05 (B) (D)               45,000,000
  105,000,000  Morgan Stanley
               Series EXL, Extendible
               1.46%, 08/26/05 (B)                  105,000,000
  40,000,000   National City Bank, BN
               1.36%, 06/23/05 (B)                   39,989,214
   3,200,000   Pineview Estates LC
               Series 1998
               1.43%, 01/01/23 (B)
               LOC: Fifth Third Bank                  3,200,000
   3,185,000   Post Apartment Homes LP
               Series 1999
               1.48%, 07/15/29 (B)
               LOC: SunTrust Bank, N.A.               3,185,000
   5,700,000   Rockwood Quarry LLC
               1.43%, 12/01/22 (B)
               LOC: Fifth Third Bank                  5,700,000
  40,000,000   Royal Bank of Canada
               Series 1, MTN, Yankee
               Extendible
               1.34%, 08/10/05 (B)                   40,000,000
  16,575,000   SDB Private Residence Hall LP
               1.38%, 03/01/28 (B)
               LOC: U.S. Bank, N.A.                  16,575,000
   2,800,000   Vancouver Clinic Building
               1.40%, 02/13/23 (B)
               LOC: U.S. Bank, N.A.                   2,800,000
  28,539,000   Wachovia Corp.
               6.95%, 11/01/04                       28,925,093

INSTITUTIONAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2004  (UNAUDITED)


 PAR VALUE                                            VALUE
 ---------                                            ------

               FINANCE (CONTINUED)

$  3,470,000   Waco Investors of Duluth, Ltd.
               1.45%, 11/01/15 (B)                $   3,470,000
  85,000,000   Wells Fargo & Co.
               1.35%, 08/15/05 (B) (D)               85,000,000
   9,455,000   Zoological Society of Philadelphia
               Series 2003
               1.53%, 06/01/18 (B)
               LOC: Wachovia Bank, N.A.               9,455,000
                                                 --------------
                                                  1,294,160,962
                                                 --------------

               UTILITY  - 0.15%

   7,400,000   South Central Communication
               1.43%, 04/01/18 (B)
               LOC: Fifth Third Bank                  7,400,000
                                                 --------------

               CONSUMER STAPLES  - 0.12%

   6,150,000   Grand Metropolitan Investment
               Corp.
               7.13%, 09/15/04                        6,192,648
                                                 --------------
               TOTAL CORPORATE NOTES AND BONDS    1,307,753,610
                                                 --------------
               (Cost $1,307,753,610)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.43%

               FEDERAL HOME LOAN MORTGAGE CORPORATION  - 6.34%

  15,000,000   3.25%, 11/15/04                       15,077,608
  70,000,000   1.37%, 09/09/05, MTN (B)              70,000,000
  130,000,000  1.54%, 10/07/05 (B)                  130,000,000
  100,000,000  1.14%, 11/07/05 (B)                  100,000,000
                                                 ---------------
                                                    315,077,608
                                                 ---------------

               FEDERAL HOME LOAN BANK  - 6.06%

   2,880,000   2.25%, 08/13/04, Series 8V04           2,880,932
  35,000,000   1.50%, 03/01/05                       35,000,000
  22,600,000   1.40%, 04/04/05                       22,600,000
  40,000,000   1.45%, 04/04/05                       40,000,000
  50,000,000   1.35%, 04/15/05                       50,000,000
  37,000,000   1.54%, 04/19/05, Series 437 (B)       36,992,099
  55,000,000   1.37%, 04/25/05, Series 438 (B)       54,983,812
  29,000,000   1.30%, 04/27/05                       28,989,450
  30,000,000   1.35%, 04/29/05                       30,000,000
                                                 ---------------
                                                    301,446,293
                                                 ---------------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 4.62%

  15,000,000   1.08%, 09/10/04 (A)                   14,982,167
  90,000,000   1.49%, 03/23/05 (B)                   89,988,399


 PAR VALUE                                            VALUE
 ---------                                            ------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)

 $60,000,000   1.55%, 05/04/05                    $  60,000,000
  35,000,000   1.60%, 05/13/05                       35,000,000
  30,000,000   1.75%, 05/23/05                       30,000,000
                                                 ---------------
                                                    229,970,566
                                                 ---------------

               FEDERAL FARM CREDIT BANK  - 1.41%

  20,000,000   1.28%, 10/27/05 (B)                   19,990,055
  50,000,000   1.32%, 11/23/05 (B)                   50,000,000
                                                 ---------------
                                                     69,990,055
                                                 ---------------

               TOTAL U.S. GOVERNMENT AGENCY
               OBLIGATIONS                          916,484,522
                                                 ---------------
               (Cost $916,484,522)

COMMERCIAL PAPER - 17.00%

               FINANCE  - 13.90%

  100,000,000  Falcon Asset Securitization Corp.
               1.29%, 08/06/04 (A) (E)               99,982,084
  80,000,000   Falcon Asset Securitization Corp.
               1.38%, 08/23/04 (A) (E)               79,932,533
  37,000,000   Govco, Inc.
               1.16%, 08/11/04 (A) (E)               36,988,078
  100,000,000  Grampian Funding, Ltd.
               1.40%, 09/08/04 (A) (E)               99,852,222
  42,753,000   Jupiter Securitization Corp.
               1.37%, 08/19/04 (A) (E)               42,723,714
  65,077,000   Old Line Funding Corp.
               1.35%, 08/20/04 (A) (E)               65,030,633
  116,480,000  Preferred Receivables Funding
               Corp.
               1.31%, 08/12/04 (A) (E)              116,433,376
  50,000,000   Variable Funding Capital Corp.
               1.31%, 08/12/04 (A) (E)               49,979,986
  100,000,000  Variable Funding Capital Corp.
               1.33%, 08/16/04 (A) (E)               99,944,583
                                                 ---------------
                                                    690,867,209
                                                 ---------------

               MUNICIPAL  - 3.10%

   7,485,000   DeKalb County, Georgia
               Development Authority
               Emory University
               1.25%, 08/02/04                        7,485,000
   6,815,000   DeKalb County, Georgia
               Development Authority
               Emory University
               1.20%, 08/11/04                        6,815,000
  40,000,000   Texas Public Finance Authority
               1.16%, 10/14/04                       40,000,000

INSTITUTIONAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2004  (UNAUDITED)


 PAR VALUE                                            VALUE
 ---------                                            ------

               MUNICIPAL (CONTINUED)

$ 60,000,000   Texas Public Finance Authority
               1.16%, 10/14/04                    $  60,000,000
  40,000,000   Texas Public Finance Authority
               1.10%, 11/01/04                       40,000,000
                                                 --------------
                                                    154,300,000
                                                 --------------
               TOTAL COMMERCIAL PAPER               845,167,209
                                                 --------------
               (Cost $845,167,209)

MUNICIPAL SECURITIES - 14.69%

               ALASKA  - 0.89%

  44,245,000   Alaska State Housing Finance Corp.
               General Housing, Series A
               1.40%, 12/01/23 (C)
               Insured: FSA
               SPA: Dexia Credit Local De France     44,245,000
                                                 --------------

               ARKANSAS  - 0.14%

   7,000,000   Union County, IDR
               Del-Tin Fiber Project
               1.49%, 10/01/27 (C)
               LOC: Bank One, N.A.                    7,000,000
                                                 --------------

               CALIFORNIA  - 2.04%

  12,000,000   Access to Loans for Learning
               Student Loan Corp.
               Student Loan, Series II-A6
               1.49%, 07/01/36 (C)
               LOC: State Street Bank & Trust Co.    12,000,000
   2,500,000   California Statewide Communities
               Development Authority
               Multi-Family Housing Revenue
               Oakmont Project
               1.53%, 06/01/36 (C)
               LOC: FHLB                              2,500,000
   6,000,000   California Statewide Communities
               Development Authority
               Multi-Family Housing Revenue
               Victoria Palms Villas LP
               1.54%, 12/01/37 (C)
               LOC: Marshall & IIsley                 6,000,000
  18,550,000   Orange County Board of Education
               Esplanade Project, COP
               1.33%, 06/01/32 (C)
               Insured: FSA
               LOC: Dexia Credit Local de France     18,550,000

 PAR VALUE                                                VALUE
 --------                                               ------

               CALIFORNIA (CONTINUED)

 $12,400,000   Sacramento County Pension Bonds
               1.36%, 07/01/20 (C)
               LOC: Bayerische Landesbank GZ      $  12,400,000
   3,030,000   Sacramento Housing Authority
               Multi-Family Housing Revenue
               Natomas Fort
               1.49%, 04/15/36 (C)
               Credit Support: FNMA                   3,030,000
  13,250,000   San Jose Financing Authority
               Lease Revenue
               Hayes Mansion
               Series C
               1.33%, 07/01/24 (C)
               Insured: AMBAC
               SPA: Bank of Nova Scotia              13,250,000
  11,250,000   San Jose Redevelopment Agency
               Merged Area, Series A
               1.33%, 08/01/28 (C)
               LOC: JPMorgan Chase Bank              11,250,000
   8,000,000   San Jose Redevelopment Agency
               Merged Area, Series G
               1.45%, 08/01/29 (C)
               LOC: Bank of New York                  8,000,000
  14,600,000   San Jose Redevelopment Agency
               Merged Area, Series H
               1.38%, 08/01/29 (C)
               LOC: Bank of New York                 14,600,000
                                                 ---------------
                                                    101,580,000
                                                 ---------------

               COLORADO  - 0.48%

   3,000,000   Colorado Health Facilities
               Authority
               Crossroads Projects
               Series B
               1.45%, 11/01/28 (C)
               LOC: U.S. Bank, N.A.                   3,000,000
  21,000,000   Colorado, HFA
               Multi-Family Housing
               Class I, Series A-1
               1.35%, 10/01/33 (C)
               SPA: FHLB                             21,000,000
                                                 --------------
                                                     24,000,000
                                                 --------------

               DISTRICT OF COLUMBIA  - 0.15%

   7,500,000   District of Columbia
               National Association of Realtors,
               Series B
               1.16%, 12/01/23 (C)
               LOC: SunTrust Bank                     7,500,000
                                                 --------------

INSTITUTIONAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2004  (UNAUDITED)


 PAR VALUE                                            VALUE
 ---------                                            ------

               FLORIDA  - 0.14%

$  6,925,000   Homestead Special Obligation
               Speedway Project
               1.48%, 11/01/18 (C)
               LOC: SunTrust Bank                 $   6,925,000
                                                 --------------

               GEORGIA  - 0.47%

   3,700,000   Athens-Clarke County, IDA
               Allen Properties, Inc.
               1.48%, 12/01/24 (C)
               LOC: SunTrust Bank                     3,700,000
   5,000,000   Athens-Clarke County, IDA
               Leucadia, Inc. Project
               1.45%, 07/01/07 (C)
               LOC: U.S. Bank, N.A.                   5,000,000
   4,000,000   Cobb County Development Authority
               Leeman Construction Co. Project
               1.48%, 09/01/23 (C)
               LOC: SunTrust Bank                     4,000,000
  10,420,000   Private Colleges & Universities
               Authority
               Emory University Project, Series B
               1.33%, 11/01/29 (C)                   10,420,000
                                                 --------------
                                                     23,120,000
                                                 --------------

               ILLINOIS  - 0.47%

  19,400,000   Chicago Midway Airport Revenue
               Second Lien, Series A
               1.34%, 01/01/21 (C)
               Insured: FSA
               SPA: JPMorgan Chase Bank              19,400,000
   2,400,000   Illinois Development Finance
               Authority
               Educational Facilities Revenue
               Trinity International University
               Project
               Series B
               1.45%, 10/01/30 (C)
               LOC: FirStar Bank, N.A.                2,400,000
   1,700,000   Illinois Housing Development
               Authority
               Multi-Family Housing Project,
               Series A
               1.34%, 09/01/26 (C)
               Insured: AMBAC
               SPA: Bank One, N.A.                    1,700,000
                                                 --------------
                                                     23,500,000
                                                 --------------

               LOUISIANA  - 1.07%

  53,400,000   New Orleans Pension Revenue
               1.33%, 09/01/30 (C)
               Insured: AMBAC
               SPA: Bank One, N.A.                   53,400,000
                                                 --------------

 PAR VALUE                                            VALUE
 ---------                                            ------

               MAINE  - 1.73%

$ 86,000,000   Portland Taxable Pension Bonds, GO
               1.33%, 06/01/26 (C)
               SPA: Landesbank Hessen-Thuringen
               GZ                                 $  86,000,000
                                                 --------------

               MARYLAND  - 0.15%

   1,000,000   Baltimore Community Development
               Financing Corp.
               1.34%, 08/15/30 (C)
               Insured: MBIA
               SPA: Wachovia Bank, N.A.               1,000,000
   2,720,000   Maryland State, HEFA
               Charlestown Project, Series B
               1.45%, 01/01/28 (C)
               LOC: Wachovia Bank, N.A.               2,720,000
   3,700,000   Maryland State, HEFA
               Glen Meadows Retirement, Series B
               1.45%, 07/01/29 (C)
               LOC: Wachovia Bank, N.A.               3,700,000
                                                 --------------
                                                      7,420,000
                                                 --------------

               MASSACHUSETTS  - 0.58%

  22,800,000   Massachusetts Housing Finance
               Agency
               Housing Revenue
               Avalon Flanders, Series A
               1.33%, 06/01/34 (C)
               LOC: JPMorgan Chase Bank              22,800,000
   6,208,000   Massachusetts Housing Finance
               Agency
               Rental Mortgage
               Series A
               1.33%, 01/01/44 (C)
               Insured: FSA
               SPA: Dexia Credit Local De France      6,208,000
                                                 --------------
                                                     29,008,000
                                                 --------------

               MICHIGAN  - 0.13%

   6,480,000   Michigan State University
               Series B
               1.33%, 08/15/22 (C)
               SPA: Dexia Credit Local de France      6,480,000
                                                 --------------

               MINNESOTA  - 0.71%

   7,560,000   City of Plymouth Health Facilities
               Westhealth Project
               Series B
               1.40%, 06/01/24 (C)
               Insured: FSA
               SPA: U.S. Bank, N.A.                   7,560,000

INSTITUTIONAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2004  (UNAUDITED)


 PAR VALUE                                            VALUE
 ---------                                            ------

               MINNESOTA (CONTINUED)

$  3,035,000   Eagan Multi-Family Housing Revenue
               Thomas Lake, Series A-2
               1.45%, 03/15/33 (C)
               Credit Support: FNMA               $   3,035,000
  10,200,000   Fairview Hospital and Healthcare
               Services
               Series A, ACES
               1.38%, 11/01/15 (C)
               Insured: MBIA
               SPA: U.S. Bank, N.A.                  10,200,000
   4,450,000   Minneapolis Taxable Pension, GO
               1.45%, 12/01/13 (C)
               SPA: Dexia Credit Local de France      4,450,000
  10,000,000   St. Paul Housing & Redevelopment
               Authority
               Land Assembly Revenue
               Housing 5000 Project
               1.45%, 01/01/24 (C)
               LOC: U.S. Bank, N.A.                  10,000,000
                                                 --------------
                                                     35,245,000
                                                 --------------

               MISSOURI  - 0.04%

   1,800,000   St. Louis, IDA
               Multi-Family Housing Revenue
               Metro Lofts, Series B
               1.45%, 03/15/36 (C)
               Credit Support: FNMA                   1,800,000
                                                 --------------

               NEW JERSEY  - 1.75%

  64,000,000   New Jersey, EDA
               State Pension Funding Revenue
               1.37%, 02/15/29 (C)
               Insured: FSA
               SPA: Dexia Credit Local de France     64,000,000
  22,930,000   North Hudson Sewage Authority
               Sewer Revenue
               Series B
               1.37%, 08/01/31 (C)
               Insured: MBIA
               SPA: Wachovia Bank, N.A.              22,930,000
                                                 --------------
                                                     86,930,000
                                                 --------------

               NEW MEXICO  - 0.66%

  28,000,000   Albuquerque
               Series A, GO
               2.00%, 09/01/04                       28,013,838
   5,000,000   Las Cruces, IDR
               F&A Dairy Products, Inc.
               1.35%, 12/01/23 (C)
               LOC: Wells Fargo Bank, N.A.            5,000,000
                                                 --------------
                                                     33,013,838
                                                 --------------


 PAR VALUE                                            VALUE
 ---------                                            ------

               NEW YORK  - 1.18%

$  2,200,000   New York State, HFA
               East 39th Street Housing, Series B
               1.33%, 11/15/31 (C)
               Credit Support: FNMA               $   2,200,000
   4,600,000   New York State, HFA
               Kew Gardens, Series B
               1.31%, 05/15/36 (C)
               Credit Support: FNMA                   4,600,000
   1,720,000   New York State, HFA
               Series B
               1.33%, 05/15/31 (C)
               Credit Support: FNMA                   1,720,000
  50,000,000   New York, GO
               Series A-9
               1.33%, 11/01/23 (C)
               Insured: FGIC
               SPA: FGIC-SPI                         50,000,000
                                                 --------------
                                                     58,520,000
                                                 --------------

               PENNSYLVANIA  - 0.53%

   1,675,000   Cumberland County Municipal
               Authority
               LSN/TLS Obligation Group, Series B
               1.45%, 01/01/08 (C)
               LOC: Wachovia Bank, N.A.               1,675,000
  10,605,000   Cumberland County Municipal
               Authority
               LSN/TLS Obligation Group, Series C
               1.45%, 01/01/33 (C)
               LOC: Wachovia Bank, N.A.              10,605,000
  13,840,000   Donegal Crossing LLC
               1.54%, 08/15/27 (C)
               LOC: FHLB                             13,840,000
                                                 ---------------
                                                     26,120,000
                                                 ---------------

               TEXAS  - 0.46%

  12,800,000   Harris County, Houston Sports
               Authority
               Special Revenue, Junior Lien
               National Football League, Series E
               1.36%, 11/15/30 (C)
               Insured: MBIA
               SPA: JPMorgan Chase Bank              12,800,000
   9,875,000   Texas State
               Veterans Land, GO
               1.33%, 12/01/23 (C)
               SPA: State Street Bank & Trust         9,875,000
                                                 ---------------
                                                     22,675,000
                                                 ---------------

INSTITUTIONAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2004  (UNAUDITED)


 PAR VALUE                                            VALUE
 ---------                                            ------

               WASHINGTON  - 0.29%

$  2,580,000   Washington State, HFC
               Multi-Family Housing Revenue
               Auburn Meadows, Series B
               1.45%, 07/01/36 (C)
               LOC: Wells Fargo Bank, N.A.        $   2,580,000
   3,175,000   Washington State, HFC
               Multi-Family Housing Revenue
               Olympic Place Project, Series B
               1.51%, 11/01/36 (C)
               LOC: U.S. Bank, N.A.                   3,175,000
   4,250,000   Washington State, HFC
               Multi-Family Housing Revenue
               Rainier Court Project, Series B
               1.51%, 12/15/36 (C)
               Credit Support: FNMA                   4,250,000
   2,500,000   Washington State, HFC
               Multi-Family Housing Revenue
               Vintage Project, Series B
               1.51%, 01/15/37 (C)
               Credit Support: FNMA                   2,500,000
   2,025,000   Washington State, HFC
               Non-Profit Housing Revenue
               Virginia Mason Research Center
               Series B
               1.45%, 01/01/15 (C)
               LOC: First Trust of Washington         2,025,000
                                                 --------------
                                                     14,530,000
                                                 --------------

               WYOMING  - 0.63%

  31,480,000   Natrona County Hospital Revenue
               Wyoming Medical Center
               1.48%, 09/15/24 (C)
               Insured: AMBAC
               SPA: Bank of Nova Scotia              31,480,000
                                                 --------------
               TOTAL MUNICIPAL SECURITIES           730,491,838
                                                 --------------
               (Cost $730,491,838)

CERTIFICATES OF DEPOSIT - 13.78%

 100,000,000   Barclays Bank Plc, Yankee
               1.59%, 05/25/05 (B)                   99,975,125
  85,000,000   Canadian Imperial Bank of Commerce
               Extendible, Yankee
               1.29%, 08/15/05 (B)                   85,011,979
  100,000,000  Deutsche Bank, Yankee
               1.41%, 09/08/04                      100,001,054
  100,000,000  First Tennessee Bank, N.A
               1.30%, 08/11/04                      100,000,000
  50,000,000   First Tennessee Bank, N.A.
               1.36%, 08/20/04                       50,000,000

 PAR VALUE                                                VALUE
 --------                                               ------

CERTIFICATES OF DEPOSIT (CONTINUED)

$100,000,000   HSBC Bank USA
               1.17%, 08/13/04                    $ 100,000,333
  100,000,000  State Street Bank & Trust
               1.19%, 08/16/04                      100,000,000
  50,000,000   Wells Fargo Bank, N.A.
               1.31%, 08/13/04                       49,999,831
                                                 --------------
               TOTAL CERTIFICATES OF DEPOSIT        684,988,322
                                                 --------------
               (Cost $684,988,322)

REPURCHASE AGREEMENTS - 9.75%

  100,000,000  Repurchase Agreement with:
               Citigroup
               1.36%, Due 08/02/2004
               Dated 07/30/2004
               Repurchase Price $100,011,354
               (Collateralized by Corporate
               Bonds & Asset-Backed
               Securities, 2.02% - 8.88%,
               Due 05/15/2005 - 06/28/2039;
               Total Par $100,812,480
               Market Value $105,000,000)           100,000,000
 100,000,000   Repurchase Agreement with:
               Goldman Sachs & Co.
               1.35%, Due 08/02/2004
               Dated 07/30/2004
               Repurchase Price $100,011,271
               (Collateralized by Corporate Notes
               zero coupon - 1.25%,
               Due 08/11/2006 - 06/14/2007;
               Total Par $104,771,036
               Market Value $105,000,000)           100,000,000
 134,114,000   Repurchase Agreement with:
               JPMorgan Chase & Co.
               1.37%, Due 08/02/2004
               Dated 07/30/2004
               Repurchase Price $134,129,311
               (Collateralized by U.S.
               Government Agency
               Obligations, 4.00% - 7.00%,
               Due 12/01/2008 - 07/01/2034;
               Total Par $182,016,510
               Market Value $136,797,126)           134,114,000

INSTITUTIONAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2004  (UNAUDITED)


 PAR VALUE                                            VALUE
 ---------                                            ------

REPURCHASE AGREEMENTS (CONTINUED)

$150,899,000   Repurchase Agreement with:
               Lehman Brothers, Inc.
               1.35%, Due 08/02/2004
               Dated 07/30/2004
               Repurchase Price $150,916,008
               (Collateralized by Corporate
               Bonds & Asset-Backed
               Securities, 0.01% - 9.10%,
               Due 08/15/2004 - 08/25/2048;
               Total Par $156,533,317
               Market Value $158,343,137)         $ 150,899,000
                                                 --------------
               TOTAL REPURCHASE AGREEMENTS          485,013,000
                                                 --------------
               (Cost $485,013,000)

  SHARES
  -------

INVESTMENT COMPANIES - 0.01%

       3,875   Dreyfus Cash Management Fund
               1.13% (G)                                  3,875
     508,069   Federated Prime Obligations Fund
               1.17% (G)                                508,069
                                                 --------------
               TOTAL INVESTMENT COMPANIES               511,944
                                                 --------------
               (Cost $511,944)

TOTAL INVESTMENTS - 99.96%                        4,970,410,445
                                                 --------------
(Cost $4,970,410,445)*

NET OTHER ASSETS AND LIABILITIES - 0.04%              1,766,994
                                                 --------------
NET ASSETS - 100.00%                             $4,972,177,439
                                                 ==============


 -------------------------------------------
*              Aggregate cost for federal tax purposes.
(A)            Discount yield at time of purchase.
(B)            Interest rate is reset at various time intervals.
               The interest rate shown reflects the rate in
               effect as of July 31, 2004.
(C)            Variable rate demand notes are payable upon not
               more than one, seven or thirty business days'
               notice. Put bonds and notes have demand features
               that mature within one year. The interest rate
               shown reflects the rate in effect as of July 31,
               2004.
(D)            Securities exempt from registration pursuant to
               Rule 144A under the Securities Act of 1933, as
               amended. These securities may only be resold to
               qualified institutional buyers in transactions
               exempt from registration. Restricted securities
               are valued at amortized cost, which approximates
               fair market value, in accordance with Rule 2a-7
               under the Investment Company Act of 1940. As of
               July 31, 2004, these securities amounted to
               $641,138,698 or 12.89% of net assets. These
               securities are deemed to be liquid.
(E)            Securities exempt from registration under section
               4(2) of the Securities Act of 1933, as amended.
               These securities may only be resold in exempt
               transactions to qualified buyers. Private resales
               of these securities to qualified institutional
               buyers are also exempt from registration pursuant
               to Rule 144A under the Securities Act of 1933, as
               amended. Restricted securities are valued at
               amortized cost, which approximates fair market
               value, in accordance with Rule 2a-7 under the
               Investment Act of 1940. As of July 31, 2004,
               these securities amounted to $690,867,209 or
               13.90% of net assets. These securities are deemed
               to be liquid.
(F)            Illiquid securities generally cannot be sold or
               disposed of in the ordinary course of business
               (within seven days) at approximately the value at
               which the Fund has valued the investment.
               Illiquid securities are valued at amortized cost,
               which approximates the fair market value, in
               accordance with Rule 2a-7 under the Investment
               Company Act of 1940, as amended. As of July 31,
               2004, this security amounted to $100,100,482 or
               2.01% of net assets.
(G)            Reflects seven-day yield as of July 31, 2004.
ACES           Automatically Convertible Securities
AMBAC          American Municipal Bond Assurance Corp.
BN             Bank Note
COP            Certificate of Participation
EDA            Economic Development Authority
FGIC           Financial Guaranty Insurance Co.
FGIC SPI       FGIC Securities Purchase, Inc.
FHLB           Federal Home Loan Bank
FNMA           Federal National Mortgage Association
FSA            Financial Security Assurance Inc.
GO             General Obligation
HEFA           Health and Educational Facilities Authority
HFA            Housing Finance Authority
HFC            Housing Finance Commission
IDA            Industrial Development Agency
IDR            Industrial Development Revenue
LOC            Letter of Credit
MBIA           Municipal Bond Insurance Association
MTN            Medium Term Note
SPA            Stand-by Purchase Agreement

INSTITUTIONAL TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2004  (UNAUDITED)


 PAR VALUE                                            VALUE
 ---------                                            ------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 30.99%

               U.S. TREASURY NOTES  - 13.95%

$ 25,000,000   13.75%, 08/15/04                  $   25,121,258
  75,000,000   2.13%, 08/31/04                       75,060,209
  30,000,000   1.88%, 09/30/04                       30,029,086
  140,000,000  2.13%, 10/31/04                      140,339,942
  125,000,000  5.88%, 11/15/04                      126,638,016
  25,000,000   1.63%, 03/31/05                       25,086,161
  103,000,000  1.63%, 04/30/05                      103,041,274
                                                 --------------
                                                    525,315,946
                                                 --------------

               FEDERAL HOME LOAN BANK  - 6.45%

  50,000,000   1.11%, 08/11/04 (A)                   49,984,583
  25,000,000   1.50%, 03/01/05                       25,000,000
  28,000,000   1.54%, 04/19/05 (B)                   27,994,021
  40,000,000   1.37%, 04/25/05 (B)                   39,988,227
  20,000,000   1.35%, 04/29/05                       20,000,000
  80,000,000   1.28%, 07/15/05 (B)                   79,973,161
                                                 --------------
                                                    242,939,992
                                                 --------------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 5.80%

  34,500,000   1.18%, 02/18/05 (B)                   34,495,180
  44,000,000   1.55%, 05/04/05                       44,000,000
  90,000,000   1.35%, 08/29/05 (B)                   89,953,762
  50,000,000   1.23%, 09/06/05 (B)                   49,967,310
                                                 --------------
                                                    218,416,252
                                                 --------------

               FEDERAL HOME LOAN MORTGAGE CORPORATION  - 3.46%

  20,000,000   3.25%, 11/15/04                       20,103,478
  75,000,000   1.37%, 09/09/05 (B)                   75,000,000
  35,000,000   1.54%, 10/07/05 (B)                   35,016,266
                                                 --------------
                                                    130,119,744
                                                 --------------

               U.S. TREASURY BILL  - 1.33%

  50,000,000   0.98%, 09/16/04 (A)                   49,937,389
                                                 --------------

               TOTAL U.S. GOVERNMENT AND AGENCY
               OBLIGATIONS                        1,166,729,323
                                                 --------------
               (Cost $1,166,729,323)

 PAR VALUE                                            VALUE
 ---------                                            ------

REPURCHASE AGREEMENTS - 64.11%

$450,000,000   Repurchase Agreement with:
               Credit Suisse First Boston Corp.
               1.31%, Due 08/02/2004
               dated 07/30/2004
               Repurchase Price $450,049,125
               (Collateralized by U.S. Treasury
               Bills & Notes, 2.25% - 3.88%
               Due 07/31/2004 - 02/15/2013;
               Total Par $465,707,000
               Market Value $459,002,453)        $  450,000,000
  63,416,000   Repurchase Agreement with:
               Credit Suisse First Boston Corp.
               1.36%, Due 08/02/2004
               dated 07/30/2004
               Repurchase Price $63,423,187
               (Collateralized by U.S. Treasury
               Note, 3.88% Due 02/15/2013;
               Total Par $66,204,190
               Market Value $64,684,923)             63,416,000
  175,000,000  Repurchase Agreement with:
               Goldman Sachs & Co.
               1.30%, Due 08/02/2004
               dated 07/30/2004
               Repurchase Price $175,018,958
               (Collateralized by U.S. Treasury
               Obligations, 1.50% - 12.50%
               Due 01/27/2005 - 11/15/2021;
               Total Par $147,814,000
               Market Value $178,500,634)           175,000,000
  600,000,000  Repurchase Agreement with:
               Greenwich Capital Markets
               1.31%, Due 08/02/2004
               dated 07/30/2004
               Repurchase Price $600,065,500
               (Collateralized by U.S. Treasury
               Notes, 1.50% - 7.00%
               Due 08/15/2004 - 02/15/2014;
               Total Par $598,526,000
               Market Value $612,004,398)           600,000,000
  175,000,000  Repurchase Agreement with:
               JPMorgan Chase & Co.
               1.31%, Due 08/02/2004
               dated 07/30/2004
               Repurchase Price $175,019,104
               (Collateralized by U.S. Treasury
               Bonds & Notes, 4.38% - 6.00%
               Due 11/15/2005 - 02/15/2026;
               Total Par $165,778,000
               Market Value $178,501,475)           175,000,000

INSTITUTIONAL TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2004  (UNAUDITED)


 PAR VALUE                                            VALUE
 ---------                                            ------

REPURCHASE AGREEMENTS (CONTINUED)

$175,000,000   Repurchase Agreement with:
               Morgan Stanley & Co., Inc.
               1.31%, Due 08/02/2004
               dated 07/30/2004
               Repurchase Price $175,019,104
               (Collateralized by U.S. Treasury
               Inflationary Index Note, 3.00%
               Due 07/15/2012;
               Total Par $156,835,000
               Market Value $178,501,051)         $ 175,000,000
 175,000,000   Repurchase Agreement with:
               State Street Bank & Trust Co.
               1.25%, Due 08/02/2004
               dated 07/30/2004
               Repurchase Price $175,018,229
               (Collateralized by U.S. Treasury
               Bond, 7.25% Due 05/15/2016;
               Total Par $144,865,000
               Market Value $178,519,602)           175,000,000
 600,000,000   Repurchase Agreement with:
               UBS Finance
               1.31%, Due 08/02/2004
               dated 07/30/2004
               Repurchase Price $600,065,500
               (Collateralized by U.S. Treasury
               Note, 2.25% Due 07/31/2004;
               Total Par $605,230,000
               Market Value $612,001,404)           600,000,000
                                                 --------------
               TOTAL REPURCHASE AGREEMENTS         2,413,416,000
                                                 --------------
               (Cost $2,413,416,000)
TOTAL INVESTMENTS - 95.10%                         3,580,145,323
                                                 --------------
(Cost $3,580,145,323)*

NET OTHER ASSETS AND LIABILITIES - 4.90%            184,493,590
                                                 --------------
NET ASSETS - 100.00%                             $3,764,638,913
                                                 ==============


 -------------------------------------------
*              Aggregate cost for federal tax purposes.
(A)            Discount yield at time of purchase.
(B)            Interest rate is reset at various time intervals.
               The interest rate shown reflects the rate in effect on July 31, 2004.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE GALAXY FUND
            -------------------------------------------------------

By (Signature and Title)* /S/ GLEN P. MARTIN
                        -------------------------------------------
                          Glen P. Martin, President
                          (principal executive officer)

Date    SEPTEMBER 27, 2004
    ---------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /S/ GLEN P. MARTIN
                        -------------------------------------------------------
                          Glen P. Martin, President
                          (principal executive officer)

Date   SEPTEMBER 27, 2004
    ---------------------------------------------------------------


By (Signature and Title)* /S/ J. KEVIN CONNAUGHTON
                        -------------------------------------------
                          J. Kevin Connaughton, Treasurer
                          (principal financial officer)

Date   SEPTEMBER 27, 2004
    ---------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.